RETIREMENT BENEFIT SCHEMES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT SCHEMES
Total expense recognized in profit or loss	$ 13,249,000	$ 12,389,000	$ 11,005,000